                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Digital Century Capital, LLC
Address: 660 Madison Avenue
         14th Floor
         New York, New York 10021



Form 13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rajiv J. Chaudhri
Title:   Managing Member

Phone:   (212) 821-1809

Signature, Place, and Date of Signing:

    /s/ Rajiv J. Chaudhri    New York, New York November 13, 2001
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $100,662
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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
                                                            FORM 13F
                                                       September 30, 2001
  COLUMN 1           COLUMN 2  COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                                                          SHRS
                     TITLE                  MARKET        OR      SH/ PUT    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF CLASS  CUSIP        VALUE         PRN AMT PRN CALL   DISCRETION     MGRS    SOLE    SHARED    NONE
--------------       --------  -----        -------       ------  --------   ----------     ----    ----------------------

America On Line    Common   02364J104  $13,041,400.00    394,000   SH        Sole           None    394,000
BEA Systems        Common   073325102   $4,890,900.00    510,000   SH        Sole           None    510,000
Brocade            Common   111621108   $2,693,760.00    192,000   SH        Sole           None    192,000
Ciena Corp.        Common   171779101   $2,984,100.00    290,000   SH        Sole           None    290,000
Cisco              Common   17275R102   $8,708,700.00    715,000   SH        Sole           None    715,000
eBay               Common   278642103  $28,822,500.00    630,000   SH        Sole           None    630,000
Exodus             Common   302088109     $392,020.00  2,306,000   SH        Sole           None  2,306,000
Globespan          Common   379571102   $7,304,320.00    808,000   SH        Sole           None    808,000
Kana Communications
   Inc             Common   483600102     $796,680.00  2,213,000   SH        Sole           None  2,213,000
Manugistics Group
  Inc.             Common   565011103   $3,532,740.00    607,000   SH        Sole           None    607,000
Micromuse          Common   595094103   $1,306,400.00    230,000   SH        Sole           None    230,000
Niku Corp.         Common   654113109   $1,590,000.00  3,000,000   SH        Sole           None  3,000,000
Retek Corp.        Common   76128Q109   $2,835,610.00    233,000   SH        Sole           None    233,000
Sycamore           Common   871206108   $3,166,800.00    910,000   SH        Sole           None    910,000
Vignette           Common   926734104   $4,977,240.00  1,406,000   SH        Sole           None  1,406,000
Verisign           Common   92343E102   $8,296,200.00    198,000   SH        Sole           None    198,000
Veritas            Common   923436109   $5,322,706.00    288,650   SH        Sole           None    288,650

                            Total     $100,662,076.00



















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